Deferred income tax - Financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax
Deferred tax assets	$ 147,475	$ 153,486
Deferred tax liabilities	$ (233,115)	$ (271,175)